Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pretax income in The Netherlands	$ 30,232	$ 55,431	$ 72,190
Pretax income from foreign operations	65,980	117,690	100,140
Income before provision for income taxes	$ 96,212	$ 173,121	$ 172,330